Risk Report - Asset Quality - Financial Assets at Fair Value through OCI (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Asset Quality [Abstract]
Fair value of financial assets at Fair value through Other Comprehensive Income (FVOCI) subject to impairment	€ 44,000	€ 42,000
Of which:
Allowance for credit losses against these assets	€ 48	€ 38